Lease - Schedule Of information related to operating leases (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Lease
Cash payments for operating leases	¥ 7,894	$ 1,112	¥ 20,273
ROU assets obtained in exchange for operating lease liabilities	¥ 365	$ 51	¥ 28,688